Cash, cash equivalents, short-term investments and non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash, cash equivalents and financial assets

(in thousands of euro)	June 30, 2023	December 31, 2022

Cash and cash equivalents	71,414	84,225
Short-term investments	17,475	17,260
Cash, cash equivalents and short-term investments	88,889	101,485
Non-current financial assets	35,790	35,119
Cash, cash equivalents and financial assets	124,679	136,604

Disclosure of reconciliation of changes in short-term investments and non-current financial assets
Changes in short-term investments and non-current financial assets for the six months ended June 30, 2022 and 2023 are the following:

(in thousands of euro)	December 31, 2022	Additions (1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2023
Short-term investments	17,260	—	—	271	232	(288)	17,475
Non-current financial assets	35,119	—	—	772	(102)	—	35,790
Total	52,379	—	—	1,043	130	(288)	53,265

(in thousands of euro)	December 31, 2021	Additions	Deductions	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2022
Short-term investments	16,080	2,935	—	53	—	1,333	20,401
Non-current financial assets	39,878	—	(2,935)	(2,308)	172	—	34,808
Total	55,958	2,935	(2,935)	(2,255)	172	1,333	55,209
(1) The additions correspond to both acquisitions and reclassifications of financial assets according to their maturity at the closing date.
(2) The deductions correspond to both disposals and reclassifications of financial assets according to their maturity at the closing date.